Capital Structure - Armistice Private Placement (Details) - Securities Purchase Agreement - USD ($) $ / shares in Units, $ in Thousands	Jul. 06, 2017	Apr. 27, 2017
Class of Stock [Line Items]
Value of securities issued		$ 5,000
Proceeds from sale of shares under common stock purchase agreements		$ 4,650
Warrants to purchase shares of common stock, maximum, shares		14,285,714
Exercise price per share (usd per share)		$ 0.40
Common stock
Class of Stock [Line Items]
Common stock issued (in shares)		2,345,714
Share price (usd per share)		$ 0.35
Shares of common stock purchased as a percent of outstanding shares		19.99%
Conversion of preferred stock, shares issued	11,940,000
Preferred Stock | Series A Preferred Stock
Class of Stock [Line Items]
Common stock issued (in shares)		4,179
Share price (usd per share)		$ 1,000